Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Fair Value Liabilities Measured on Recurring Basis

The following table presents the Company’s liabilities measured at fair value on a recurring basis as of March 31, 2026 and December 31, 2025, classified within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total

March 31, 2026
Liabilities:
Contingent consideration - 42 Telecom Ltd.	$-	$-	$6,614	$6,614
Contingent consideration - Telvantis Voice Services, Inc.	$-	$-	$34,139	$34,139
Total liabilities	$-	$-	$40,753	$40,753

December 31, 2025
Liabilities:
Contingent consideration - 42 Telecom Ltd.	$-	$-	$3,733	$3,733
Contingent consideration - Telvantis Voice Services, Inc.	$-	$-	$31,106	$31,106
Total liabilities	$-	$-	$34,839	$34,839

The following table presents the Company’s liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024, classified within the fair value hierarchy:

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
December 31, 2025
Liabilities:
Contingent consideration - 42 Telecom Ltd.	$-	$-	$3,732,734	$3,732,734
Contingent consideration - Telvantis Voice Services, Inc.	$-	$-	$31,105,750	$31,105,750
Total liabilities	$-	$-	$34,838,484	$34,838,484

December 31, 2024
Total liabilities	$-	$-	$-	$-

Schedule of Changes in fair value of contingent consideration measured at fair value

The following table presents the changes in fair value of contingent consideration measured at fair value for the three months ended March 31, 2026:

Contingent
Consideration
Balance, December 31, 2025	$34,839
Change in fair value - 42 Telecom Ltd.	2,882
Change in fair value - Telvantis Voice Servies, Inc.	3,032
Balance, March 31, 2026	$40,753

The following table presents changes in fair value of contingent consideration measured at fair value for the years ended December 31, 2025 and 2024:

Contingent
Consideration
Balance, December 31, 2023	$-
Purchase price consideration	-
Change in fair value	-
Balance, December 31, 2024	-
Purchase price consideration - 42 Telecom Ltd.	7,120,000
Purchase price consideration - Telvantis Voice Services, Inc.	31,105,750
Change in fair value	(3,387,266)
Balance, December 31, 2025	$34,838,484